Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 607,036,336	$ 555,806,579
LiveRamp Holdings, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	17,231,876	19,929,295
Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	324,904,926	292,051,333
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	258,771,289	238,908,653
Participant brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	6,128,245	4,917,298
Quoted prices in active market (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	281,921,589	263,755,246
Quoted prices in active market (Level 1) | LiveRamp Holdings, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	17,231,876	19,929,295
Quoted prices in active market (Level 1) | Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Quoted prices in active market (Level 1) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	258,771,289	238,908,653
Quoted prices in active market (Level 1) | Participant brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	5,918,424	4,917,298
Significant other observable inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	325,114,747	292,051,333
Significant other observable inputs (Level 2) | LiveRamp Holdings, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant other observable inputs (Level 2) | Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	324,904,926	292,051,333
Significant other observable inputs (Level 2) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant other observable inputs (Level 2) | Participant brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	209,821	0
Unobservable inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Unobservable inputs (Level 3) | LiveRamp Holdings, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Unobservable inputs (Level 3) | Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Unobservable inputs (Level 3) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Unobservable inputs (Level 3) | Participant brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 0	$ 0